SCHEDULE OF GEOGRAPHIC LOCATIONS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (1,067,497)	$ (8,308,660)	$ (4,729,852)	$ (483,812)
Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	(824,012)	(6,413,538)	(3,530,735)	195,245
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Total loss before income taxes	$ (243,485)	$ (1,895,122)	$ (1,199,117)	$ (679,057)